Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans
19. Employee Benefit Plans

The Bank has a 401(k) savings plan covering substantially all employees.  Under the Plan, an employee can contribute up to 80 percent of their salary on a tax deferred basis.  The Bank may also make discretionary contributions to the Plan.  The Bank contributed $193 thousand and $211 thousand to the Plan in 2011 and 2010, respectively.
The Company has a deferred fee plan for Directors and executive management.  Directors of the Company have the option to elect to defer up to 100 percent of their respective retainer and Board of Director fees, and each member of executive management has the option to elect to defer 100 percent of their year-end cash bonuses.  Director and executive deferred fees totaled $16 thousand in 2011 and $15 thousand in 2010, and the interest paid on deferred balances totaled $15 thousand in 2011 and $14 thousand in 2010.
Certain members of management are also enrolled in a split-dollar life insurance plan with a post retirement death benefit of $250 thousand.  Total expenses related to this plan were $10 thousand in 2011 and $40 thousand in 2010.
The Company has incentive and nonqualified option plans, which allow for the grant of options to officers, employees and members of the Board of Directors.  In addition, restricted stock is issued under the stock bonus program to reward employees and directors and to retain them by distributing stock over a period of time.
The Bank does not currently provide any other post retirement or post employment benefits to its employees other than the plans mentioned above.

Stock Option Plans
Grants under the Company's incentive and nonqualified option plans generally vest over 3 years and must be exercised within 10 years of the date of grant.  The exercise price of each option is the market price on the date of grant.  As of December 31, 2011, 1,720,529 shares have been reserved for issuance upon the exercise of options, 641,648 option grants are outstanding, and 956,557 option grants have been exercised, forfeited or expired, leaving 122,324 shares available for grant.
The Company granted 127,000 options in 2011 as compared to no options in 2010.  The fair value of the options granted in 2011 was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010
Number of options granted	127,000	-
Weighted average exercise price	$6.54	$-
Weighted average fair value of options	$3.02	$-
Expected life (years)	4.59	-
Expected volatility	55.69%	-%
Risk-free interest rate	0.98%	-%
Dividend yield	-%	-%

The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding. Expected volatility of the Company's stock price was based on the historical volatility over the period commensurate with the expected life of the options.  The risk-free interest rate is the U.S.Treasury rate commensurate with the expected life of the options on the date of grant.  The expected dividend yield is the projected annual yield based on the grant date stock price.
FASB ASC Topic 718, "Compensation - Stock Compensation," requires an entity to recognize the fair value of equity awards as compensation expense over the period during which an employee is required to provide service in exchange for such an award (vesting period).  Compensation expense related to stock options totaled $127 thousand and $202 thousand in 2011 and 2010, respectively.  The related income tax benefit was approximately $49 thousand and $80 thousand in 2011 and 2010, respectively.  As of December 31, 2011, unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Company's stock option plans totaled approximately $364 thousand.  That cost is expected to be recognized over a weighted average period of 2.5 years.

Transactions under the Company's stock option plans for the last two years are summarized in the following table:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2009	886,286	$5.73	4.6	$293,911
Options granted	-	-
Options exercised	(80,626)	2.79
Options forfeited	(5,524)	4.44
Options expired	(24,668)	10.37
Outstanding at December 31, 2010	775,468	$5.90	3.9	$1,049,184
Options granted	127,000	6.54
Options exercised	(233,105)	3.39
Options forfeited	(4,448)	6.06
Options expired	(23,267)	9.62
Outstanding at December 31, 2011	641,648	$6.80	5.3	$515,582
Exercisable at December 31, 2011	497,064	$6.97	4.1	$473,029

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.00 - 4.00	124,750	7.4	$3.88	107,166	$3.86
4.01 - 8.00	338,640	5.7	6.05	211,640	5.76
8.01 - 12.00	121,617	2.2	9.22	121,617	9.22
12.01 - 16.00	56,641	4.9	12.54	56,641	12.54
Total	641,648	5.3	$6.80	497,064	$6.97

The following table presents information about options exercised:

	2011	2010
Number of options exercised	233,105	80,626
Total intrinsic value of options exercised	$753,440	$136,723
Cash received from options exercised	445,515	93,721
Tax deduction realized from options exercised	298,494	54,607

Upon exercise, the Company issues shares from its authorized but unissued, common stock to satisfy the options.

Restricted Stock Awards
Restricted stock awards granted to date vest over a period of 4 years and are recognized as compensation to the recipient over the vesting period.  The awards are recorded at fair market value and amortized into salary expense on a straight line basis over the vesting period.  As of December 31, 2011, 221,551 shares of restricted stock were reserved for issuance, of which 45,162 shares are available for grant.
Restricted stock awards granted during the past two years include:

Grant Year	Shares	Average Grant Date Fair Value
2011	68,500	$6.49
2010	13,200	$5.30

Compensation expense related to the restricted stock awards totaled $94 thousand in 2011 and $115 thousand in 2010.  As of December 31, 2011, there was approximately $519 thousand of unrecognized compensation cost related to nonvested restricted stock awards granted under the Company's stock incentive plans.  That cost is expected to be recognized over a weighted average period of 4.0 years.The following table summarizes nonvested restricted stock activity for the year ended December 31, 2011:

	Shares	Average Grant Date Fair Value
Nonvested restricted stock at December 31, 2010	43,367	$5.83
Granted	68,500	6.49
Vested	(16,857)	7.01
Forfeited	(1,326)	8.72
Nonvested restricted stock at December 31, 2011	93,684	$6.06